UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%):
Consumer Discretionary (10.7%):
Advance Auto Parts, Inc.	4,600	$686
Dollar Tree, Inc.(a)	8,500	671
Johnson Controls International PLC	11,365	529
Target Corp.	10,700	735
Tiffany & Co.(b)	2,700	196
Time Warner, Inc.	12,200	971
		3,788
Consumer Staples (11.7%):
CVS Health Corp.	12,000	1,068
Diageo PLC, ADR(b)	3,900	453
Mead Johnson Nutrition Co.	4,000	316
Mondelez International, Inc., Class A	8,100	355
Philip Morris International, Inc.	10,400	1,011
Pinnacle Foods, Inc.	3,600	181
The Coca-Cola Co.	17,600	745
		4,129
Energy (4.6%):
Hess Corp.	3,100	166
Occidental Petroleum Corp.	11,130	812
Schlumberger Ltd.	8,170	642
		1,620
Financials (11.9%):
American Express Co.	7,200	461
Chubb Ltd.	5,800	729
Morgan Stanley	8,500	273
The Bank of New York Mellon Corp.	20,660	823
The Progressive Corp.	30,570	963
U.S. Bancorp	22,400	961
		4,210
Health Care (17.7%):
Baxter International, Inc.	14,080	670
Celgene Corp.(a)	5,700	596
Danaher Corp.	6,930	543
Eli Lilly & Co.	4,800	385
McKesson Corp.	5,400	900
Medtronic PLC	14,220	1,229
Merck & Co., Inc.	12,530	782
Pfizer, Inc.	33,920	1,149
		6,254
Industrials (9.7%):
Deere & Co.	4,100	350
Fortive Corp.	4,265	217
General Dynamics Corp.	5,600	869
General Electric Co.	48,200	1,428
Masco Corp.	5,610	192
United Parcel Service, Inc., Class B	3,240	354
		3,410
Information Technology (19.0%):
Alphabet, Inc., Class C(a)	1,647	1,280
Apple, Inc.	10,940	1,237
Cisco Systems, Inc.	25,500	809
Cognizant Technology Solutions Corp., Class A(a)	10,400	496
Harris Corp.	3,900	357
Microsoft Corp.	26,800	1,543
Visa, Inc., Class A	9,340	773
Xilinx, Inc.	3,900	212
		6,707
Materials (4.9%):
Potash Corp. of Saskatchewan, Inc.	43,700	713
Praxair, Inc.	8,300	1,003
		1,716
Real Estate (2.3%):
American Tower Corp.	1,500	170
Simon Property Group, Inc.	3,100	642
		812
Telecommunication Services (2.9%):
Verizon Communications, Inc.	20,000	1,040
Total Common Stocks (Cost $29,278)		33,686

Collateral for Securities Loaned (1.7%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%	322,615	323
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%	275,246	275
Total Collateral for Securities Loaned (Cost $598)		598
Total Investments (Cost $29,876) - 97.1%		34,284
Other assets in excess of liabilities - 2.9%		1,036
NET ASSETS - 100.0%		$35,320

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to schedule of investments.

Notes to Schedule of Investments
Victory Variable Insurance Funds	September 30, 2016
(Unaudited)

1. Federal Tax Information:

At September 30, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$29,937	$4,941	$(594)	$4,347

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of nine funds. The accompanying Schedule of Portfolio Investments is that of the Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there

Notes to Schedule of Investments — continued
Victory Variable Insurance Funds	September 30, 2016
(Unaudited)

have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended September 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 – Quoted Prices	Total
Common Stocks	$33,686	$33,686
Collateral for Securities Loaned	598	598
Total	$34,284	$34,284

There were no transfers between Level 1 and Level 2 as of September 30, 2016.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment

Notes to Schedule of Investments — continued
Victory Variable Insurance Funds	September 30, 2016
(Unaudited)

transactions are accounted for on trade date on the last business day of the reporting period.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment

Notes to Schedule of Investments — continued
Victory Variable Insurance Funds	September 30, 2016
(Unaudited)

income received from securities lending activities.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2016:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-cash Collateral Received (000)	Net Amount Due to Counterparty (000)	Net Amount (000)
Diversified Stock Fund	$585	$585	$—	$13	$—

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s Shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s Shares.  An investment in the Fund’s Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Victory Variable Insurance Funds

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2016

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 28, 2016